Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2022
Fair Value, by Balance Sheet Grouping
A comparison of the fair value and carrying value of financial instruments is set out below:

	As of
	March 31, 2021										March 31, 2022
			Estimated fair value										Estimated fair value
	Carrying value		Level 1		Level 2		Level 3		Total		Carrying value		Level 1		Level 2		Level 3		Total		Carrying value		Estimated fair value
									(In millions)
Financial Assets:

Cash and due from banks, and restricted cash	Rs.	930,694.7	Rs.	930,694.7	Rs.	—	Rs.	—	Rs.	930,694.7	Rs.	1,122,031.1	Rs.	1,122,031.1	Rs.	—	Rs.	—	Rs.	1,122,031.1	US$	14,788.9	US$	14,788.9
Investments held for trading		99,620.2		—		99,620.2		—		99,620.2		53,199.5		304.1		52,895.4		—		53,199.5		701.2		701.2
Investments available for sale debt securities		4,275,449.9		176,015.8		3,938,270.2		161,163.9		4,275,449.9		4,388,563.1		174,680.3		4,069,988.1		143,894.7		4,388,563.1		57,843.2		57,843.2
Securities purchased under agreements to resell		270,060.0		—		270,060.0		—		270,060.0		373,053.3		—		373,053.3		—		373,053.3		4,917.0		4,917.0
Loans		11,700,189.2		—		2,807,875.9		9,066,940.1		11,874,816.0		14,036,872.2		—		3,311,277.1		10,976,971.8		14,288,248.9		185,012.2		188,325.4
Accrued interest receivable		118,762.9		—		118,762.9		—		118,762.9		134,467.7		—		134,467.7		—		134,467.7		1,772.3		1,772.3
Other assets		320,187.5		11,869.8		306,640.9		—		318,510.7		686,475.6		3,889.8		680,762.1		—		684,651.9		9,048.1		9,024.0
Financial Liabilities :
Interest-bearing deposits		11,226,467.8		—		11,282,540.2		—		11,282,540.2		13,197,979.7		—		13,240,403.7		—		13,240,403.7		173,955.2		174,514.3
Non-interest-bearing deposits		2,110,762.4		—		2,110,762.4		—		2,110,762.4		2,382,052.2		—		2,382,052.2		—		2,382,052.2		31,396.5		31,396.5
Securities sold under repurchase agreements		356,059.2		—		356,059.2		—		356,059.2		151,844.9		—		151,844.9		—		151,844.9		2,001.4		2,001.4
Short-term borrowings		239,264.1		—		238,700.3		—		238,700.3		554,167.6		—		552,737.9		—		552,737.9		7,304.2		7,285.3
Accrued interest payable		77,969.1		—		77,969.1		—		77,969.1		82,412.8		—		82,412.8		—		82,412.8		1,086.2		1,086.2
Long-term debt		1,174,758.2		—		1,200,953.4		—		1,200,953.4		1,554,333.4		—		1,554,540.2		—		1,554,540.2		20,486.8		20,489.5
Accrued expenses and other liabilities		445,135.7		—		445,135.7		—		445,135.7		499,905.7		—		499,905.7		—		499,905.7		6,589.0		6,589.0